Other Operating Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2023	2024	2025
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥—	¥—	¥2,390
Gain on sales of property, plant and equipment and investment property	2,094	144	363
Gain on divestment of business to Teva Takeda Yakuhin	6,807	588	4,117
Gain on divestment of business and subsidiaries (Note 19)	—	7,243	6,081
Change in estimate of liabilities related to SHP647	4,102	—	—
Other	12,421	11,404	13,262
Total	¥25,424	¥19,379	¥26,212

Other operating expenses:
Donations and contributions	¥7,685	¥7,009	¥7,663
Restructuring expenses (Note 23)	59,234	81,358	128,133
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	3,991	20,757	1,788
Valuation reserve for pre-launch inventories (reversal)	9,466	11,052	(7,313)
Impairment of assets held for sale (Note 19)	4,693	1,685	6,812
Other	60,178	84,666	69,650
Total	¥145,247	¥206,527	¥206,733